Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments

NOTE 11:-	DERIVATIVE INSTRUMENTS

The Company's risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

ASC 815, "Derivatives and Hedging", requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

The Company entered into derivative instrument arrangements to hedge a portion of anticipated New Israeli Shekel ("NIS") payroll payments and to hedge future anticipated payments relating to leasehold improvements. These derivative instruments are designated as cash flow hedges, as defined by ASC 815. The transactions to hedge salary payments and payments relating to leasehold improvements are made on denominated amounts that are no greater than forecasted cash flows for salaries and benefits and leasehold improvements according to the Company's budget and on the dates that the cash flows are expected to be paid or received. These transactions are effective and as a result, are recorded as payroll expenses or rent expenses, respectively, at the time that the hedged income/expense is recorded. For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the line item associated with the hedged transaction in the period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in financial income (expense) in the period of change.

The Company also entered into forward contracts, to hedge Israeli Treasury Bills denominated in NIS against changes in U.S. dollar/NIS exchange rate fluctuations. These derivative instruments are also designated as cash flow hedges and accordingly are measured in fair value. The Company records the effective portion of any gain or loss in other comprehensive income and then reclassifies amounts from other comprehensive income to financial income (expense) to offset the foreign exchange earnings impact of the hedged available-for-sale securities.

	Notional amount		Fair value
	December 31,		December 31,
	2012	2011	2012	2011

Option contracts to hedge payroll expenses	$88,050	$73,400	$2,795	$(2,920)
Option contracts to hedge future anticipated payments relating to leasehold improvements	-	3,000	-	(28)
Forward contracts to hedge Israeli Treasury Bills	107,408	123,501	(4,107)	9,587

	$195,458	$199,901	$(1,312)	$6,639

The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year. At December 31, 2012, the Company expects to reclassify all of the net gain on derivative instruments in the amount of $ 2,789 from accumulated other comprehensive income to earnings during the next twelve months.

The fair value of the Company's outstanding derivative instruments at December 31, 2012 and 2011 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2012	2011
Derivative assets:
Foreign exchange forward contracts		$-	$9,587
Foreign exchange option contracts		$2,795	$-

Derivative liabilities:
Foreign exchange option contracts		$-	$(2,948)
Foreign exchange forward contracts		$(4,107)	$-

Derivative assets	Other receivables and prepaid expenses	$2,795	$9,587
Derivative liabilities	Accrued expenses and other liabilities	$(4,107)	$(2,948)

The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2012, 2011 and 2010 is summarized below:

	Amount of gain (loss) recognized in OCI on derivative (effective portion)
	Year ended December 31,
	2012	2011	2010
Derivatives in cash flow hedging relationship:
Foreign exchange option contracts	$(2,773)	$2,929	$(3,193)
Foreign exchange forward contracts	(11,072)	10,537	(894)

	$(13,845)	$13,466	$(4,087)

	Statements	Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)
	of income	Year ended December 31,
	line item	2012	2011	2010
Derivative in cash flow hedging relationship:
Foreign exchange option contracts	Cost of revenues and operating expenses	$2,667	$(1,930)	$(1,127)
Foreign exchange forward contracts	Cost of revenues and operating expenses	-	-	51
Foreign exchange forward contracts	Financial income	(10,551)	9,901	(39)

		$(7,884)	$7,971	$(1,115)

The ineffective portion of the gain (loss) resulting from the change in fair value of a cash flow hedge for the years ended December 31, 2012, 2011 and 2010 amounted to $ 0, $ 0 and $ 38, respectively.